Employee benefits (Details 7) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Employee benefits [Line Items]
Present value of defined benefit obligation	$ 512,210	$ 462,554	$ 447,099
Plan assets at fair value	(259,245)	(267,535)	(286,881)	$ (314,804)
Plan deficit	252,965	195,019	160,218
Experience adjustments arising from plan assets	(3,919)	(9,939)	(17,743)
Present value of defined benefit obligation [member]
Disclosure of Employee benefits [Line Items]
Experience adjustments arising from plan assets	13,458	(24,827)	8,201
Plan assets [member]
Disclosure of Employee benefits [Line Items]
Experience adjustments arising from plan assets	$ (3,919)	$ (9,939)	$ (17,743)